Property and Equipment Estimated Useful Life (Detail)	12 Months Ended
Jun. 30, 2013
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	Shorter of useful life or lease term
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years